Accounts payable and accrued expenses	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Payables and Accruals [Abstract]
Accounts payable and accrued expenses

Note 7. Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following at September 30, 2017 and June 30, 2017:

	September 30, 2017	June 30, 2017
Accounts payable	$1,612,826	$494,515
Accrued salaries and benefits	272,560	274,050
Accrued bonuses	119,962	—
Accrued stock-based compensation	342,997	399,157
Accrued capital expenditures	813,678	—
Other accrued expenses	640,393	168,646
Totals	$3,802,416	$1,336,368

Note 7. Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following at June 30, 2017 and June 30, 2016:

	June 30, 2017	June 30, 2016
Accounts payable	$494,515	$73,400
Accrued salaries and benefits	274,050	21,376
Accrued bonuses	—	126,575
Accrued stock-based compensation	399,157	179,079
Other accrued expenses	168,646	143,216
Totals	$1,336,368	$543,646